MAINSTAY GROUP OF FUNDS

Supplement dated August 21, 2019 (“Supplement”) to:

MainStay MacKay Infrastructure Bond Fund Prospectus dated August 21, 2019 and Statement of Additional Information dated February 28, 2019, as amended August 21, 2019

and

MainStay Equity Funds, MainStay Fixed Income and Mixed Asset Funds, and MainStay Asset Allocation
Funds Statement of Additional Information, dated February 28, 2019, as amended August 21, 2019

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus and Statement of Additional Information.

1.	Effective immediately, Class R6 shares are not currently offered for sale for the following Funds:

MainStay Candriam Emerging Markets Debt Fund	MainStay MacKay Infrastructure Bond Fund
MainStay Epoch Capital Growth Fund	MainStay MacKay International Opportunities Fund
MainStay Epoch International Choice Fund	MainStay MacKay New York Tax Free Opportunities Fund
MainStay Indexed Bond Fund	MainStay MacKay S&P 500 Index Fund
MainStay MacKay California Tax Free Opportunities Fund	MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Common Stock Fund	MainStay MacKay Small Cap Core Fund
MainStay MacKay Convertible Fund	MainStay MacKay Tax Free Bond Fund
MainStay MacKay Growth Fund	MainStay MacKay U.S. Equity Opportunities Fund
MainStay MacKay High Yield Municipal Bond Fund	MainStay MAP Equity Fund

2.	Effective immediately, all references to Class R1 are removed for the following Funds:

MainStay Conservative Allocation Fund	MainStay Growth Allocation Fund
MainStay Moderate Allocation Fund

3.	Effective immediately, all references to Class R2 are removed for the following Fund:

MainStay Growth Allocation Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

MS16MULTIa-08/19